Statement of Financial Position (USD $)	Jan. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current Assets
Cash	$ 5,559	$ 9,122	$ 925
Deferred tax asset less valuation allowance of $313,080 (July 31, 2011 -$293,629) (July 31, 2010 -$257,916)	0	0	0
Total assets	5,559	9,122	925
Current Liabilities
Accounts payable and accrued liabilities	41,275	51,330	32,494
Accounts payable and accrued liabilities - related party	20,400	19,200	16,800
Due to related parties	126,446	98,946	76,946
Total current liabilities	188,121	169,476	126,240
Stockholders' deficiency
Common stock Authorized 100,000,000 common shares with par value of $0.001 Issued and outstanding 14,594,999 shares (July 31, 2011 -14,594,999) (July 31, 2010 - 14,494,999)	14,595	14,595	14,495
Additional paid-in capital	718,665	688,665	618,765
Subscriptions received	5,000	0
Deficit accumulated during the development stage	(920,822)	(863,614)	(758,575)
Total stockholders' deficiency	(182,562)	(160,354)	(125,315)
Total liabilities and stockholders' deficiency	$ 5,559	$ 9,122	$ 925